Annual Notice of Securities Sold Pursuant to Rule 24F-2


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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.

1.    Name and address of issuer:

                The Crowley Portfolio Group, Inc.
                3201-B Millcreek Road
                Wilmington, DE 19808

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2.   The name of each  series or class of funds  for which  this Form is filed
     (If the Form is being filed for all series and classes of  securities of
     the issuer, check the box but do not list the series or classes):    /X/

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3.    Investment Company Act File Number: 811-05875

      Securities Act File Number:         33-30975

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4(a). Last day of fiscal year for which this Form is filed: November 30, 1998

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4(b). /__/ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
           (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). /__/ Check box if this is the last time the issuer will be filing this
           Form.

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5. Calculation if registration fee:
      (i)  Aggregate  sale price of
           securities  sold during
           the  fiscal  year pursuant
           to section 24(f):                                          $7,940,941

      (ii) Aggregate price of securities
           redeemed or repurchased during
           the fiscal year:                        $1,368,494

      (iii)Aggregate  price of  securities
           redeemed or repurchased
           during any  prior fiscal year
           ending no earlier than October
           11, 1995 that were not  previously
           used to  reduce  registration
           fees  payable  to the Commission:      $   129,972

      (iv) Total  available  redemption
           credits  [add Items 5(ii) and
           5(iii)]                                            -       $1,498,466

      (v)  Net sales --- if Item 5(i) is
           greater than Item 5(iv)
           [subtract Item 5(iv) from Item
           5(i)]:                                                     $6,442,475


/--------------------------------------------------------/
/(vi)  Redemption credits available for use              /
/      in future years                             $0    /
/      if Item 5(i) is less than Item 5(iv) [subtract    /
/      Item 5(iv) from Item 5(i)]:                       /
/                                                        /
---------------------------------------------------------/

    (vii)  Multiplier for determining registration
           fee (See Instruction C.9.):                         x         .000278

   (viii)  Registration fee due [multiply Item 5(v)
           by Item 5(vii)] (enter "0" if no
           fee is due):                                        =        $1791.01

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6.    Prepaid Shares
      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997 then report the amount of securities (number of shares or other units) deducted here: _______________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then
state that number here:      _______________.

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7.  Interest  due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                               +              $0


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8. Total of the amount of the  registration  fee due plus any interest due
   [line 5(viii) plus line 7]:

                                                               =        $1791.01


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9.  Date  the  registration  fee  and  any  interest  payment  was  sent  to the
    Commission's lockbox depository:

    Monies to be wired on March 1, 1999

                Method of Delivery:
                                    /X/   Wire Transfer
                                    /_/   Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By    (Signature and Title)*        /S/ ROBERT A. CROWLEY
                                    Robert A. Crowley, President

Date  February 26, 1999

           * Please print the name and title of the signing officer below the signature.